Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Components, net	$ 6,035	$ 2,458	$ 2,136
Finished goods, at the lower of cost and net realizable value	3,352	3,975	4,089
Total net inventories	9,387	6,433	6,225
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Components, net	6,641	2,683	2,138
Finished goods, at the lower of cost and net realizable value	4,599	5,091	4,996
Total net inventories	11,240	7,774	7,134
Inventory adjustments
Disclosure of detailed information about property, plant and equipment [line items]
Components, net	(606)	(225)	(2)
Finished goods, at the lower of cost and net realizable value	(1,247)	(1,116)	(907)
Total net inventories	$ (1,853)	$ (1,341)	$ (909)